Segment Information	12 Months Ended
Dec. 31, 2015
Segment Information

19. Segment Information

As of January 1, 2015, the Company changed its operating structure and now has two operating segments, Passive Safety and Electronics. Passive Safety includes Autoliv’s airbag and seatbelt products and components, while Electronics combines all of Autoliv’s electronics resources and expertise in both passive safety electronics and active safety. The change in operating structure, by integrating the passive electronics and active safety businesses into the new segment Electronics, has been made in order to more efficiently manage the Company’s business operations and allow for future growth. The operating results of the new operating segments are regularly reviewed by the Company’s chief operating decision maker to assess the performance of the individual operating segments and make decisions about resources to be allocated to the operating segments. The Company began reporting its results under the two new operating segments, Passive Safety and Electronics, commencing with its quarterly report for the period ending March 31, 2015. The Company has also recast the corresponding items of segment information for the comparison years 2014 and 2013 as set forth below.

NET SALES, INCLUDING INTERSEGMENT SALES	2015	2014	2013
Passive Safety	$7,621.2	$7,800.1	$7,575.1
Electronics	1,588.7	1,488.9	1,258.6
Total segment sales	9,209.9	9,289.0	8,833.7
Corporate and other	14.7	20.1	21.5
Intersegment sales	(55.0)	(68.6)	(51.8)

Total net sales	$9,169.6	$9,240.5	$8,803.4

INCOME BEFORE INCOME TAXES	2015	2014	2013
Passive Safety	$669.2	$598.1	$619.9
Electronics	64.5	76.0	84.0
Segment operating income	733.7	674.1	703.9
Corporate and other	(5.9)	48.5	57.5
Interest and other non-operating expenses, net	(56.8)	(62.5)	(34.7)
Income from equity method investments	4.7	6.9	7.3

Income before income taxes	$675.7	$667.0	$734.0

CAPITAL EXPENDITURES	2015	2014	2013
Passive Safety	$405.6	$389.0	$326.8
Electronics	53.2	64.1	57.4
Corporate and other	7.0	2.9	1.4

Total capital expenditures	$465.8	$456.0	$385.6

DEPRECIATION AND AMORTIZATION	2015	2014	2013
Passive Safety	$264.5	$254.6	$238.1
Electronics	49.3	45.2	38.6
Corporate and other	5.3	5.6	9.3

Total depreciation and amortization	$319.1	$305.4	$286.0

SEGMENT ASSETS	2015	2014
Passive Safety	$5,539.3	$5,782.3
Electronics	966.5	713.9
Segment assets	$6,505.8	$6,496.2
Corporate and other 1)	1,019.7	946.7

Total assets	$7,525.5	$7,442.9

1) Corporate and other assets mainly consist of cash and cash equivalents, income taxes and equity method investments.

The Company’s customers consist of all major European, U.S. and Asian automobile manufacturers. Sales to individual customers representing 10% or more of net sales were:

In 2015: GM 12% (incl. Opel, etc.), Ford 12% and Renault 10% (incl. Nissan).

In 2014: GM 14% (incl. Opel, etc.), Ford 11% and Renault 11% (incl. Nissan).

In 2013: GM 14% (incl. Opel, etc.), Ford 11% and Renault 11% (incl. Nissan).

NET SALES BY REGION	2015	2014	2013
Asia	$3,077.4	$3,097.9	$2,974.1
Whereof: China	1,523.7	1,521.6	1,405.5
Japan	668.0	687.7	688.2
Rest of Asia	885.7	888.6	880.4
Americas	3,264.8	3,099.4	2,943.6
Europe	2,827.4	3,043.2	2,885.7

Total	$9,169.6	$9,240.5	$8,803.4

The Company has attributed net sales to the geographic area based on the location of the entity selling the final product.

External sales in the U.S. amounted to $2,469 million, $2,269 million and $2,122 million in 2015, 2014 and 2013, respectively. Of the external sales, exports from the U.S. to other regions amounted to approximately $527 million, $459 million and $488 million in 2015, 2014 and 2013, respectively.

NET SALES BY PRODUCT	2015	2014	2013
Airbag products1)	$5,036.2	$5,019.3	$4,822.8
Seatbelt products1)	2,599.1	2,800.1	2,772.7
Passive safety electronic products	923.2	932.0	863.2
Active safety products	611.1	489.1	344.7

Total net sales	$9,169.6	$9,240.5	$8,803.4

1) Including Corporate and other sales.

LONG-LIVED ASSETS	2015	2014
Asia	$739	$696
Whereof: China	434	391
Japan	103	98
Rest of Asia	202	207
Americas	2,027	1,906
Europe	721	705

Total	$3,487	$3,307

Long-lived assets in the U.S. amounted to $1,863 million and $1,733 million for 2015 and 2014, respectively. For 2015, $1,595 million (2014, $1,476 million) of the long-lived assets in the U.S. refers to intangible assets, principally from acquisition goodwill.